Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
MDC Partners Inc., 6.50%, 05/01/24 (Call 09/03/19)(a)	$50	$45,381
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24 (Call 09/03/19)(b)	50	51,468

		96,849

Aerospace & Defense — 2.3%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)(b)	100	105,822
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/20)(a)	75	77,416
TransDigm Inc., 6.50%, 07/15/24 (Call 09/03/19)	100	102,683

		285,921

Airlines — 0.2%
United Airlines Holdings Inc., 5.00%, 02/01/24	25	26,211

Apparel — 0.6%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	75	77,878

Auto Manufacturers — 0.8%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)	100	102,136

Auto Parts & Equipment — 0.6%
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	50	50,914
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	25	24,964

		75,878

Banks — 2.8%
CIT Group Inc., 4.75%, 02/16/24 (Call 11/16/23)	50	53,015
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 11/15/20)(a)	50	43,740
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	200	202,252
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(c)	50	52,171

		351,178

Building Materials — 2.2%
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(a)	25	25,522
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/03/19)(a)	25	25,584
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)	43	44,609
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)	25	25,539
Standard Industries Inc./NJ, 5.38%, 11/15/24 (Call 11/15/19)(a)	100	102,639
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 09/03/19)	50	52,122

		276,015

Chemicals — 2.0%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)	50	46,495
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 09/03/19)(a)(b)	50	40,018
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	85	89,491
Versum Materials Inc., 5.50%, 09/30/24 (Call 09/30/21)(a)	50	53,669
WR Grace & Co.-Conn, 5.63%, 10/01/24(a)	25	27,062

		256,735

Commercial Services — 2.1%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 6.38%, 04/01/24 (Call 09/03/19)(a)	50	52,264
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	5	5,148
Hertz Corp. (The), 5.50%, 10/15/24 (Call 10/15/19)(a)	50	49,119
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	50	51,043
Service Corp. International/U.S., 5.38%, 05/15/24 (Call 09/03/19)	50	51,384
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	50	51,779

		260,737

Security	Par (000)	Value

Computers — 1.0%
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/16/19)(a)(b)	$100	$105,750
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 09/03/19)	25	24,447

		130,197

Diversified Financial Services — 3.3%
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	25	25,798
5.13%, 09/30/24	50	54,760
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(a)	25	24,259
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	25	25,904
Global Aircraft Leasing Co. Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(d)	100	99,309
Navient Corp., 6.13%, 03/25/24	100	105,087
Springleaf Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	70	75,936

		411,053

Electric — 2.4%
Calpine Corp.
5.50%, 02/01/24 (Call 09/03/19)	50	50,056
5.88%, 01/15/24 (Call 09/03/19)(a)	50	51,114
Clearway Energy Operating LLC, 5.38%, 08/15/24 (Call 09/03/19)	50	51,285
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(a)	15	15,217
4.25%, 09/15/24 (Call 07/15/24)(a)	50	50,567
Vistra Energy Corp., 7.63%, 11/01/24 (Call 11/01/19)	82	86,089

		304,328

Electronics — 0.6%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)	50	51,297
Sensata Technologies BV, 5.63%, 11/01/24(a)	25	26,999

		78,296

Energy – Alternate Sources — 0.2%
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(a)	25	25,640

Engineering & Construction — 0.6%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	75	81,163

Entertainment — 2.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 09/03/19)(b)	50	51,393
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	25	27,853
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 11/01/19)(a)	50	51,512
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	50	48,802
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 09/03/19)(a)	75	76,680

		256,240

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 09/03/19)	50	51,385

Food — 3.4%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 09/03/19)	100	104,087
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 09/03/19)(a)	100	102,751
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	75	78,083
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)	50	45,850
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 09/03/19)(a)	50	51,863

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 5.88%, 06/15/24 (Call 09/03/19)(a)	$50	$51,431

		434,065

Food Service — 0.6%
Aramark Services Inc., 5.13%, 01/15/24 (Call 09/03/19)	75	77,020

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	50	53,051

Hand & Machine Tools — 0.4%
Colfax Corp., 6.00%, 02/15/24 (Call 02/15/21)(a)	50	53,033

Health Care – Products — 1.3%
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	125	133,671
Teleflex Inc., 5.25%, 06/15/24 (Call 08/16/19)(b)	25	25,627

		159,298

Health Care – Services — 6.5%
Acadia Healthcare Co. Inc., 6.50%, 03/01/24 (Call 09/03/19)	50	51,698
Centene Corp., 6.13%, 02/15/24 (Call 09/03/19)	75	78,609
CHS/Community Health Systems Inc.
8.13%, 06/30/24 (Call 06/30/21)(a)	75	57,434
8.63%, 01/15/24 (Call 01/15/21)(a)	75	75,444
DaVita Inc., 5.13%, 07/15/24 (Call 08/16/19)	125	125,495
Encompass Health Corp., 5.75%, 11/01/24 (Call 09/03/19)	100	101,236
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	25	24,969
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 09/03/19)(a)	100	97,050
RegionalCare Hospital Partners Holdings Inc., 11.50%, 05/01/24 (Call 09/03/19)(a)	50	53,128
Tenet Healthcare Corp., 4.63%, 07/15/24 (Call 07/15/20)	150	152,692

		817,755

Holding Companies – Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75%, 02/01/24 (Call 02/01/20)	50	52,271
VistaJet Malta Finance PLC/XO Management Holding Inc., 10.50%, 06/01/24 (Call 06/01/22)(a)	25	24,875

		77,146

Home Builders — 2.5%
K Hovnanian Enterprises Inc., 10.50%, 07/15/24 (Call 07/15/20)(a)	25	19,991
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	50	52,147
5.88%, 11/15/24 (Call 05/15/24)	50	54,819
MDC Holdings Inc., 5.50%, 01/15/24 (Call 10/15/23)(b)	25	27,179
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	50	52,108
Toll Brothers Finance Corp., 5.63%, 01/15/24 (Call 10/15/23)	50	53,975
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	52,267

		312,486

Household Products & Wares — 1.2%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(a)	50	51,379
Prestige Brands Inc., 6.38%, 03/01/24 (Call 09/03/19)(a)	50	51,980
Spectrum Brands Inc., 6.13%, 12/15/24 (Call 12/15/19)	50	52,013

		155,372

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	50	53,426
Genworth Holdings Inc., 4.80%, 02/15/24(b)	25	22,995

Security	Par (000)	Value

Insurance (continued)
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(b)	$50	$51,456

		127,877

Internet — 0.6%
EIG Investors Corp., 10.88%, 02/01/24 (Call 09/03/19)	25	26,281
Netflix Inc., 5.75%, 03/01/24(b)	50	54,264

		80,545

Iron & Steel — 0.8%
Cleveland-Cliffs Inc., 4.88%, 01/15/24 (Call 01/15/21)(a)	50	51,282
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 10/01/19)	50	51,500

		102,782

Lodging — 1.6%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)	25	25,093
Diamond Resorts International Inc., 10.75%, 09/01/24 (Call 09/03/19)(a)(b)	50	48,375
Hilton Domestic Operating Co. Inc., 4.25%, 09/01/24 (Call 09/01/19)	75	76,043
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)(b)	25	26,736
Wyndham Destinations Inc., 5.40%, 04/01/24 (Call 02/01/24)	25	26,290

		202,537

Machinery — 1.0%
Cloud Crane LLC, 10.13%, 08/01/24 (Call 09/03/19)(a)	50	53,749
SPX FLOW Inc., 5.63%, 08/15/24 (Call 09/03/19)(a)	25	26,032
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)	50	47,347

		127,128

Manufacturing — 0.6%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	50	44,991
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	25	24,896

		69,887

Media — 9.9%
Altice Finco SA, 8.13%, 01/15/24 (Call 09/03/19)(a)	200	206,994
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	75	77,030
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24 (Call 09/03/19)(a)	150	156,265
Cengage Learning Inc., 9.50%, 06/15/24 (Call 09/03/19)(a)	50	47,365
Clear Channel Worldwide Holdings Inc., 9.25%, 02/15/24 (Call 02/15/21)(a)	175	190,008
CSC Holdings LLC, 5.25%, 06/01/24	50	52,297
DISH DBS Corp., 5.88%, 11/15/24	150	139,692
Entercom Media Corp., 7.25%, 11/01/24 (Call 11/01/19)(a)	50	52,283
Gray Television Inc., 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	50	51,251
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 09/03/19)(a)	25	22,627
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/12/19)(a)	75	77,980
Sinclair Television Group Inc., 5.63%, 08/01/24 (Call 08/16/19)(a)	50	51,434
Sirius XM Radio Inc., 4.63%, 07/15/24 (Call 07/15/21)(a)	25	25,726
TEGNA Inc., 5.50%, 09/15/24 (Call 09/15/19)(a)	50	51,537
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	50	53,518

		1,256,007

Mining — 2.3%
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	25	25,813
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	50	51,933
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	75	76,865
Kaiser Aluminum Corp., 5.88%, 05/15/24 (Call 09/03/19)	25	25,938
Novelis Corp., 6.25%, 08/15/24 (Call 09/03/19)(a)	100	104,654

		285,203

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 1.0%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (Call 06/01/24)	$50	$54,025
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	50	45,342
Xerox Corp., 3.80%, 05/15/24(b)	25	24,957

		124,324

Oil & Gas — 6.8%
Baytex Energy Corp., 5.63%, 06/01/24 (Call 09/03/19)(a)	25	23,772
Callon Petroleum Co., 6.13%, 10/01/24 (Call 10/01/19)	50	48,834
Chesapeake Energy Corp., 7.00%, 10/01/24 (Call 04/01/21)(b)	50	41,252
Denbury Resources Inc., 7.75%, 02/15/24 (Call 08/15/20)(a)	25	18,361
Diamondback Energy Inc., 4.75%, 11/01/24 (Call 11/01/19)(a)	100	103,061
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	50	49,000
Extraction Oil & Gas Inc., 7.38%, 05/15/24 (Call 05/15/20)(a)	25	20,341
Gulfport Energy Corp., 6.00%, 10/15/24 (Call 10/15/19)(b)	50	38,402
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (Call 09/03/19)(a)	50	47,877
MEG Energy Corp., 7.00%, 03/31/24 (Call 09/03/19)(a)	75	71,500
Murphy Oil Corp., 6.88%, 08/15/24 (Call 09/03/19)	50	52,236
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)	25	19,540
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 06/01/24 (Call 09/03/19)(a)	50	52,007
PDC Energy Inc., 6.13%, 09/15/24 (Call 09/15/19)	50	49,405
Precision Drilling Corp., 5.25%, 11/15/24 (Call 08/16/19)	25	22,758
SM Energy Co., 5.00%, 01/15/24 (Call 09/03/19)	50	45,875
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)(b)	89	91,030
Valaris PLC, 8.00%, 01/31/24 (Call 10/31/23)	25	21,101
WPX Energy Inc., 5.25%, 09/15/24 (Call 06/15/24)	50	50,252

		866,604

Oil & Gas Services — 1.0%
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	75	61,771
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	50	48,180
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	19	19,997

		129,948

Packaging & Containers — 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 7.25%, 05/15/24 (Call 08/14/19)(a)	200	211,072
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)	25	25,684
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(a)	125	124,960
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24 (Call 09/03/19)(a)	50	51,756
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	50	53,532
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	25	24,587

		491,591

Pharmaceuticals — 1.3%
Bausch Health Companies Inc., 7.00%, 03/15/24 (Call 03/15/20)(a)	150	158,271

Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/19)	50	48,139
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	100	113,889
EnLink Midstream Partners LP, 4.40%, 04/01/24 (Call 01/01/24)	50	50,900

Security	Par (000)	Value

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 09/03/19)	$50	$49,076
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/16/19)(a)	50	52,131
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 09/15/19)(a)	50	50,815
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 03/15/24 (Call 09/15/19)	50	51,873

		416,823

Real Estate — 1.0%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	25	26,645
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 09/03/19)	100	102,239

		128,884

Real Estate Investment Trusts — 3.5%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	51,459
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24 (Call 07/15/21)(a)(b)	10	10,506
Iron Mountain Inc., 5.75%, 08/15/24 (Call 08/12/19)	100	100,889
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	75	80,247
MPT Operating Partnership LP/MPT Finance Corp., 5.50%, 05/01/24 (Call 09/03/19)	50	51,467
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/03/19)	100	102,946
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	50	46,865

		444,379

Retail — 3.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	125	127,860
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(b)	25	23,506
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(a)	25	25,830
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(a)(b)	100	103,065
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24 (Call 09/03/19)(a)	75	77,374
Penske Automotive Group Inc., 5.38%, 12/01/24 (Call 12/01/19)	50	51,500
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	25	21,643
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 09/03/19)	50	50,948

		481,726

Software — 3.6%
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(a)	50	52,270
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	50	52,807
Donnelley Financial Solutions Inc., 8.25%, 10/15/24 (Call 10/15/21)	25	26,089
First Data Corp., 5.00%, 01/15/24 (Call 08/03/19)(a)	100	102,500
MSCI Inc., 5.25%, 11/15/24 (Call 11/15/19)(a)	100	103,142
Nuance Communications Inc., 6.00%, 07/01/24 (Call 09/03/19)	50	51,793
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)	75	68,595

		457,196

Telecommunications — 8.6%
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	75	82,183
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)	50	42,784
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	100	101,709
5.50%, 06/15/24 (Call 08/12/19)(a)	50	46,319
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)	50	51,673
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (Call 10/15/20)(a)	200	201,186

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2024 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 09/03/19)	$50	$50,732
Sprint Corp., 7.13%, 06/15/24(b)	175	191,411
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	200	211,734
T-Mobile USA Inc., 6.00%, 04/15/24 (Call 08/12/19)	100	104,344

		1,084,075

Transportation — 0.6%
XPO Logistics Inc., 6.75%, 08/15/24 (Call 08/15/21)(a)	75	80,013

Total Corporate Bonds & Notes — 98.0% (Cost: $12,275,082)		12,402,866

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	1,557	1,557,597
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	136	136,000

		1,693,597

Total Short-Term Investments — 13.4% (Cost: $1,693,636)		1,693,597

Total Investments in Securities — 111.4% (Cost: $13,968,718)		14,096,463

Other Assets, Less Liabilities — (11.4)%		(1,441,753)

Net Assets — 100.0%		$12,654,710

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		1,557	1,557	$1,557,597	$565	(b)	$(19)	$(39)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		136	136	136,000	642		—	—

					$1,693,597	$1,207		$(19)	$(39)

(a)	The Fund commenced operations on May 07, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2024 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,402,866	$—	$12,402,866
Money Market Funds	1,693,597	—	—	1,693,597

	$1,693,597	$12,402,866	$—	$14,096,463

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind